RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS
RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS
EFLOA waives deduction of deferred fractional premiums upon death of the insured but does not return any portion of the final premium paid beyond the month of death. Surrender values are not promised in excess of the legally computed reserves.
Substandard policies are valued from basic actuarial principles using the policy’s substandard rating.
At December 31, 2019, the Company had $718.9 million of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation set by the Arizona Department of Insurance. Reserves to cover the above insurance totaled $7.1 million at December 31, 2019.